Financial instruments - Fair values and risk management - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Total	€ 1,830.0	€ (21.0)	€ 266.0
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (2,427.7)	€ 418.7	€ (1.5)